Consolidated Statements of Cash Flows (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Flows from Operating Activities
Net income	€ 1,015,490		€ 1,146,316		€ 1,466,960
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	228,775		186,620		165,185
Impairment	13,057		3,234		12,272
Loss on disposal of property, plant and equipment	2,823	[1]	2,272	[1]	3,368	[1]
Share-based payments	52,371		18,714		12,430
Allowance for doubtful receivables	1,062	[2]	458	[2]	849
Allowance for obsolete inventory	164,852		130,911		60,300
Deferred income taxes	(22,658)		(72,374)		63,250
Changes in assets and liabilities:
Accounts receivable	(192,149)		246,982		267,209
Finance receivables	9,277		(225,103)		(37,301)
Inventories	(518,121)	[1]	(352,716)	[1]	(276,243)	[1]
Other assets	(32,941)		19,117		(58,292)
Accrued and other liabilities	(57,282)		(147,691)		589,217
Accounts payable	321,486		(225,083)		(126,234)
Current income taxes	68,131		(28,179)		(72,530)
Net cash provided by operating activities	1,054,173		703,478		2,070,440
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(210,804)	[1]	(171,878)	[1]	(300,898)	[1]
Purchase of intangible assets	(4,000)		(7,658)
Purchase of available for sale securities	(904,856)		(1,379,997)
Maturity of available for sale securities	1,195,031		449,992
Acquisition of subsidiaries (net of cash acquired)	(443,712)	[3]	(10,292)
Net cash used in investing activities	(368,341)		(1,119,833)		(300,898)
Cash Flows from Financing Activities
Dividend paid	(216,085)		(188,892)		(172,645)
Purchase of shares	(300,000)		(535,373)		(700,452)
Net proceeds from issuance of shares	31,822		3,907,666	[4]	34,084
Net proceeds from issuance of notes	740,445	[5]
Repurchase of notes	(368,303)	[6]
Capital repayment			(3,728,324)	[7],[8]
Deposits from customers					(150,000)
Repayment of debt	(4,100)		(2,776)		(2,537)
Tax benefit (deficit) from share-based payments	3,110		2,116		(11)
Net cash provided by (used in) financing activities	(113,111)		(545,583)		(991,561)
Net cash flows	572,721		(961,938)		777,981
Effect of changes in exchange rates on cash	(9,623)		(2,248)		3,967
Net increase (decrease) in cash and cash equivalents	563,098		(964,186)		781,948
Cash and cash equivalents at beginning of the year	1,767,596		2,731,782		1,949,834
Cash and cash equivalents at end of the year	2,330,694		1,767,596		2,731,782
Supplemental Disclosures of Cash Flow Information:
Interest paid	(50,535)		(37,906)		(35,919)
Income taxes paid	€ (2,278)		€ (109,504)		€ (202,312)

[1]	An amount of EUR 115.9 million (2012: EUR 204.8 million, 2011: EUR 300.5 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory, an amount of EUR 12.5 million (2012: EUR 9.6 million, 2011: EUR 17.7 million) relates to other non-cash movements (mainly investments not yet paid and inceptions of finance lease arrangements) and an amount of EUR 48.2 million (2012: EUR 222.9 million, 2011: EUR 145.3 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in these Consolidated Statements of Cash Flows. For further details see Note 12.
[2]	The addition for the year is recorded in the cost of sales.
[3]	In addition to the cash paid in relation to the acquisition of Cymer, we issued 36,464,576 shares for an amount of EUR 2,346.7 million (non-cash event) as part of the consideration paid.
[4]	The net proceeds from issuance of shares includes an amount of EUR 3,853.9 million related to the share issuances in connection to the CCIP.
[5]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 740.4 million (net of incurred transaction costs) from the offering of our EUR 750 million 3.375 percent senior notes due 2023.
[6]	Repurchase of notes relates to the net cash outflows of EUR 368.3 million for the partial repurchase of our EUR 600 million 5.75 percent senior notes due 2017 including the partial unwinding of the related interest rate swaps.
[7]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[8]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.